Note 8 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Beginning Balance	$ 31,859	$ 27,682
Additions	38,330	18,882
Amortization	(13,486)	(10,433)
Write-off and other movements (Note 7)	(1,668)	(4,272)
Ending Balance	$ 55,035	$ 31,859